Notes to the semi-annual condensed consolidated cash flow statement	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes to Consolidated Cash Flow Statement [Abstract]
Notes to consolidated cash flow statement
22. Notes to the semi-annual condensed consolidated cash flow statement
Operating activities
The change in other operating assets and liabilities for the six months ended June 30, 2022 mainly includes (i) the payment of €24,556 thousand relating to settlements for lease agreement claims, (ii) the payment of €10,923 thousand relating to the special gift to all employees of the Group as a result of the Company’s listing completed on December 20, 2021, and (iii) the payment of €6,052 thousand relating to the closure of a production plant in Spain.
In particular, in February an unfavorable judgment was handed down against the Group in respect of a legal claim related to a lease agreement in the United States. Following a settlement agreement with the claimant, the Group made a payment of €22,274 thousand during the first half of 2022. At June 30, 2022 the total provision for the legal claim amounted to €7,416 thousand (€28,254 thousand at December 31, 2021). The remaining provision, which relates primarily to legal expenses, is expected to be fully utilized within the next 12 months.
Notes to consolidated cash flow statement
Operating activities
Other non-cash expenses/(income), net for the year ended December 31, 2021 mainly includes (i) Euro 114,963 thousand relating to the excess of the fair value of Zegna ordinary shares issued as part of the Business Combination and the fair value of IIAC’s identifiable net assets acquired, (ii) Euro 37,906 thousand for the issuance of 5,031,250 Zegna ordinary shares, to be held in escrow, to the holders of IIAC class B shares, (iii) Euro 16,290 thousand non-cash share-based compensation, and (iv) rent reductions received as a result of the COVID-19 pandemic and defined benefit obligations.
For the year ended December 31, 2020 other non-cash expenses/(income), net mainly includes the effects of rent reductions received as a result of the COVID-19 pandemic.
The change in other operating assets and liabilities primarily relates to indirect taxes, accrued income and expenses, and deferred charges.
Investing activities Business combinations, net of cash acquired relates to the net cash outflows of acquisitions made by the Group (excluding the Business Combination). Please refer to Note 5 - Business combinations for further details.